100 Huntington Avenue
Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

May 21, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica Aegon Active Asset Allocation – Conservative VP, Transamerica Aegon Active Asset Allocation – Moderate Growth VP, Transamerica Aegon Active Asset Allocation – Moderate VP, Transamerica Vanguard ETF Portfolio – Balanced VP, Transamerica Vanguard ETF Portfolio – Conservative VP, and Transamerica Vanguard ETF Portfolio – Growth VP, each a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on May 1, 2015.

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-1013.

Very truly yours,

/s/ Kimberly McGinn
Kimberly McGinn
Assistant Vice President
State Street Bank and Trust Company